Report of Independent Registered Public Accounting
Firm

To the Board of Trustees of Northern Lights Fund
Trust and the Shareholders of The FX Strategy Fund


Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of The FX Strategy Fund, a series of shares of beneficial interest in Northern Lights Fund
Trust (the Fund), including the portfolio of investments as of December 31, 2018, the related statements of operations and changes in net assets and the financial highlights for the year then ended, and the related notes (collectively referred to as the financial statements).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended December 31, 2017 and the financial highlights for each of the years in the four-year period ended December 31, 2017 were audited by other auditors whose report dated March 1, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion
These financial statements are the responsibility of the Funds management. Our responsibility is to express an opinion on the Funds financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S.
federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, brokers, and other appropriate parties. Our audit also included evaluating the accounting principles used and significant estimates made by management,as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.


/s/BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust since 2006.

Philadelphia, Pennsylvania
February 28, 2019